Redeemable Noncontrolling Interest - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2018
Noncontrolling Interest [Line Items]
Percentage of interest retained by noncontrolling party subject to election	100.00%
Redemption value adjustment	$ 74,513
Linetec
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners		20.00%